Financial Instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Fair Value Disclosures [Abstract]
Summary of Changes in Fair Value of Outstanding Warrant and Tranche Liabilities

The following tables summarize the changes in fair value of our outstanding warrant liabilities, contingent earnout liability, SEPA derivative liability, and revenue base redemption liability for the three months ended March 31, 2025:

SPAC Warrant Liabilities	Fair Value at December 31, 2024	Change in Unrealized (Gains) Losses	Issuances (Settlements)	Fair Value at March 31, 2025
Public Warrants - Level 1	$1,927	$193	$-	$2,120
Private Placement Warrants - Level 2	4,872	487	-	5,359
Working Capital Warrants - Level 2	1,100	110	-	1,210
Total	$7,899	$790	$-	$8,689

Level 3 Liabilities	Fair Value at December 31, 2024	Change in Unrealized (Gains) Losses	Issuances (Settlements)	Fair Value at March 31, 2025
Contingent earnout liability	$7,401	$820	$-	$8,221
SEPA derivative liability	$55	$(32)	$-	$23
OrbiMed Warrants liability	$362	$19	$366	$747
Revenue base redemption liability	$507	$57	$-	$564

The following tables summarize the changes in fair value of our outstanding warrant liabilities, contingent earnout liability, and SEPA derivative liability for the three months ended March 31, 2024:

SPAC Warrant Liabilities	Fair Value at December 31, 2023	Change in Unrealized (Gains) Losses	Issuances (Settlements)	Fair Value at March 31, 2024
Public Warrants - Level 1	$9,855	$(1,574)	$-	$8,281
Private Placement Warrants - Level 2	5,871	(938)	-	4,933
Working Capital Warrants - Level 2	1,190	(190)	-	1,000
Total	$16,916	$(2,702)	$-	$14,214

Level 3 Liabilities	Fair Value at December 31, 2023	Change in Unrealized (Gains) Losses	Issuances (Settlements)	Fair Value at March 31, 2024
Contingent earnout liability	$18,632	$3,988	$-	$22,620
SEPA derivative liability	$185	$181	$-	$366

The following tables summarize the changes in fair value of our outstanding warrant liabilities, contingent earnout liability, SEPA derivative liability, and Revenue Base Redemption liability for the year ended December 31, 2024:

SPAC Warrant Liabilities	Fair Value at December 31, 2023	Change in Unrealized (Gains) Losses	Issuances (Settlements)	Fair Value at December 31, 2024
Public Warrants - Level 1	$9,855	$3,140	$(11,068)	$1,927
Private Placement Warrants - Level 2	$5,871	$(144)	$(855)	$4,872
Working Capital Warrants - Level 2	$1,190	$(90)	$-	$1,100

Level 3 Liabilities	Fair Value at December 31, 2023	Change in Unrealized (Gains) Losses	Issuances (Settlements)	Fair Value at December 31, 2024
Contingent earnout liability	$18,632	$(11,231)	$-	$7,401
SEPA derivative liability	$185	$(130)	$-	$55
Initial OrbiMed Warrant liability	$-	$(449)	$811	$362
Revenue base redemption liability	$-	$(222)	$729	$507

The following tables summarize the changes in fair value of our outstanding warrant liabilities, contingent earnout liability and SEPA derivative liability for the year ended December 31, 2023:

SPAC Warrant Liabilities	Fair Value at December 31, 2022	Change in Unrealized (Gains) Losses	Issuances (Settlements)	Fair Value at December 31, 2023
Public Warrants - Level 1	$-	$8,367	$1,488	$9,855
Private Placement Warrants - Level 2	$-	$4,990	$881	$5,871
Working Capital Warrants - Level 2	$-	$1,011	$179	$1,190

Level 3 Liabilities	Fair Value at December 31, 2022	Change in Unrealized (Gains) Losses	Issuances (Settlements)	Fair Value at December 31, 2023
Contingent earnout liability	$-	$(10,295)	$28,927	$18,632
SEPA derivative liability	$-	$2	$183	$185